Condensed Consolidated Statements of Changes in Shareholders' Deficit (Parenthetical) - shares		12 Months Ended
	Jan. 21, 2025	Dec. 31, 2025
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	690,000	690,000